Income taxes (Schedule Of Deferred Income Taxes) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Reserves and allowances	€ 2,259	€ 3,154	€ 20,322
Net operating losses	53,750	69,958	83,478
Depreciation	628	1,335	2,260
Other	480	570	1,112
Gross deferred tax assets	57,117	75,017	107,172
Less: valuation allowance	(53,750)	(69,958)	(83,250)
Net deferred tax assets	3,367	5,059	23,922
Deferred tax liabilities	0	(35)	(988)
Net deferred income taxes	3,367	5,024	22,934
Deconsolidation ASMPT
Deferred tax assets:
Reserves and allowances		(15,199)
Net operating losses		(11,905)
Depreciation		(2,121)
Other		(194)
Gross deferred tax assets		(29,419)
Less: valuation allowance		11,675
Net deferred tax assets		(17,744)
Deferred tax liabilities		921
Net deferred income taxes		(16,823)
Realization
Deferred tax assets:
Reserves and allowances	0
Net operating losses	0
Depreciation	0
Other	1,102
Gross deferred tax assets	1,102
Less: valuation allowance	0
Net deferred tax assets	1,102
Deferred tax liabilities	0
Net deferred income taxes	1,102
Change income tax rate
Deferred tax assets:
Reserves and allowances	(133)	(258)
Net operating losses	0	0
Depreciation	(87)	(88)
Other	(15)	(38)
Gross deferred tax assets	(235)	(384)
Less: valuation allowance	0	0
Net deferred tax assets	(235)	(384)
Deferred tax liabilities	0	0
Net deferred income taxes	(235)	(384)
Consolidated statement of operations
Deferred tax assets:
Reserves and allowances	(849)	(814)
Net operating losses	(16,937)	(1,664)
Depreciation	(657)	1,603
Other	(1,339)	(146)
Gross deferred tax assets	(19,782)	(1,021)
Less: valuation allowance	16,937	1,664
Net deferred tax assets	(2,845)	643
Deferred tax liabilities	38	37
Net deferred income taxes	(2,807)	680
Equity
Deferred tax assets:
Reserves and allowances	11	255
Net operating losses	0	0
Depreciation	0	0
Other	0	0
Gross deferred tax assets	11	255
Less: valuation allowance	0	0
Net deferred tax assets	11	255
Deferred tax liabilities	0	0
Net deferred income taxes	11	255
Exchange differences
Deferred tax assets:
Reserves and allowances	76	(1,152)
Net operating losses	729	49
Depreciation	37	(319)
Other	162	(164)
Gross deferred tax assets	1,004	(1,586)
Less: valuation allowance	(729)	(47)
Net deferred tax assets	275	(1,633)
Deferred tax liabilities	(3)	(5)
Net deferred income taxes	€ 272	€ (1,638)